Segment Information - Geographic (Details) - USD ($) $ in Millions		3 Months Ended						6 Months Ended	9 Months Ended	12 Months Ended
		Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Jun. 30, 2016 [1]	Sep. 30, 2016 [1]	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		$ 743		$ 868		$ 891		$ 1,759	$ 2,502	$ 3,169	$ 4,335	[1]	$ 4,997
Fixed assets - operating drilling units	[2]									14,276	14,930
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue										491	877		991
Fixed assets - operating drilling units	[2]									1,884	4,074
Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue										475	641		1,071
Fixed assets - operating drilling units	[2]									2,456	2,094
Nigeria
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue										431	499		21
Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue										419	527		707
Fixed assets - operating drilling units	[2]									1,423	1,452
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue										370	371		297
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	[3]									983	1,420		$ 1,910
Fixed assets - operating drilling units	[2],[4]									$ 10,969	$ 9,404

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	The fixed assets referred to in the table are the Company’s operating drilling units. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.
[3]	Other countries represents countries in which the Company operates that individually had revenues representing less than 10% of total revenues earned for any of the periods presented.
[4]	Other countries represents countries in which the Company operates that individually had fixed assets representing less than 10% of total fixed assets for any of the periods presented.